One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

+1 617 728 7100 Main

+1 617 426 6567 Fax

www.dechert.com

KIRSTEN S. LINDER

kirsten.linder@dechert.com

+1 415 262 4518 Direct

+1 415 869 3274 Fax

March 2, 2018

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	Russell Investment Company

File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A (“PEA 242”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 242. I hereby further certify that PEA 242 was filed electronically with the Commission on February 28, 2018 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (415) 262-4518 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Kirsten S. Linder
Kirsten S. Linder

cc:	John V. O’Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.